Document and Entity Information	Dec. 19, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001631574
Document Type	8-K/A
Document Period End Date	Dec. 19, 2022
Entity Registrant Name	WAVE LIFE SCIENCES LTD.
Entity Incorporation State Country Code	U0
Entity File Number	001-37627
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7 Straits View #12-00
Entity Address, Address Line Two	Marina One
Entity Address, City or Town	East Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	018936
City Area Code	65
Local Phone Number	6236 3388
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	$0 Par Value Ordinary Shares
Trading Symbol	WVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amended Current Report”) amends the Current Report on Form 8-K of Wave Life Sciences Ltd. (the “Company”), originally filed with the Securities and Exchange Commission on December 19, 2022 (the “Original Filing”). Its sole purpose is to make certain corrections to the version of the press release that was attached as Exhibit 99.1 to the Original Filing. The corrected version of the press release that was issued by the Company is attached as Exhibit 99.1 to this Amended Current Report.